Material Accounting Policies - Summary of Investment Property (Details) - Buildings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Depreciation Method Investment Property Cost Model	Straight-line
Description Of Useful Life Investment Property Cost Model	20~40 years